Other Operating Income and Expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Other	¥ 24,466	¥ 69,650	¥ 84,666
Post trial access cost		¥ 27,004
Legal proceedings provision
Disclosure of other provisions [line items]
Other			45,212
Legal proceedings provision | AbbVie Supply Agreement Litigation
Disclosure of other provisions [line items]
Other			¥ 26,405